S000001149 [Member] Expense Example - TCW METWEST HIGH YIELD BOND FUND - I-3 Class	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 78
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	430
Expense Example, with Redemption, 10 Years	$ 980